Share-based payment arrangements - Restricted stock units ("RSUs") (Details) - RSUs - 2018 LTIP	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Share-based payment arrangements
Outstanding at Beginning of period (in shares)	2,170,064	166,215
Forfeited during the year (in shares)	(217,600)
Released during the year (in shares) | shares	(1,219,187)	(166,215)
Granted during the year (in shares)	1,820,020	2,170,064
Outstanding at end of period (in shares)	2,553,297	2,170,064
RSUs vested at end of period (in shares)	105,593